Balances and transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2025
Balances and transactions with related parties [Abstract]
Transactions with Related Parties
The accounts payable and transactions with related parties as of December 31, 2025 and 2024 are summarized as follows:

	2025		2024
	Receivable	Payable	Receivable	Payable
Marítima del Golfo de México (a)	$70,969	$-	$74,187	$-
SSA México, S.A. de C.V. (b)	-	12,460	-	14,188
Shareholders (c)	-	157,079	-	158,221
Almacenadora de Depósito Moderno, S.A. de C.V. (d)	-	22,506	-	-
	$70,969	$192,045	$74,187	$172,409

(a)	Balances receivable are related to agency and maritime provider commission services.

(b)	The accounts payables to SSA México, S.A. de C.V. are largely due to subagency services that this related party provides to Grupo TMM.

(c)
Lines of credit in the amount of $130 million at a 15% annual fixed rate, with payments on capital and interest upon maturity, extended one more year, that had an initial due date in December 2023. During 2024, the maturity was extended to December 2026, maintaining the current conditions. Interest expenses of these credits amounted to $18,711 and $13,885 for the years ended December 31, 2025 and 2024, respectively.

(d)	The balance corresponds to an account payable for services received.

The most relevant transactions with related parties for the years ended December 31, 2025, 2024 and 2023 are summarized as follows:

	2025	2024	2023
Revenue:
Systems (a)	$-	$2,408	$2,650
Wharfage services	-	-	6,227
Shipping agency services (b)	-	-	226
	$-	$2,408	$9,103

Costs:
Sub-agency commissions (c)	$-	$-	$6,910

Interest expense	$18,711	$13,885	$16,290

(a)	Services for the usage of SAP software between TMM Dirección Coporativa, S.A. de C.V., subsidiary of Grupo TMM and Marítima del Golfo.

(b)	Commission for agency services between Administradora Marítima TMM, S.A.P.I. de C.V., subsidiary of Grupo TMM and Marítima del Golfo.

(c)	Commission for sub-agency services provided by SSA México, S.A. de C.V. to Administradora Marítima TMM, S.A.P.I. de C.V.

Transactions Involving Executive Personnel
Transactions involving executive personnel for the years ended December 31, 2025, 2024 and 2023, include the following expenses:

	2025	2024	2023
Short-term benefits
Salaries	$17,656	$16,398	$10,761
Social security contributions	1,762	2,397	1,900
	$19,418	$18,795	$12,661